Related Parties (FY)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Parties
13. Related Parties
In May 2022, we entered into a sublease agreement with Crossbow, for which entities affiliated with MPM Capital (“MPM Capital”) are also beneficial owners, to sublease the entirety of our office and laboratory space in Cambridge, Massachusetts. Luke Evnin, Ph.D., the chair of our board of directors, co-founded MPM Capital and serves as Managing Director of MPM Capital. Briggs Morrison, who serves on our board of directors, serves as Executive Partner of MPM Capital and Chief Executive Officer of Crossbow. The term of the sublease agreement commenced in June 2022 and ended in March 2024, with no option to extend (see Note 11, Commitments and Contingencies). We received cash payments under our sublease of $0.4 million during the year ended December 31, 2024. In addition, we received $0.2 million from Crossbow in June 2022 as a security deposit, which was remitted to Crossbow following the termination of the sublease.